Ravenswood property sale (Details) $ in Thousands	1 Months Ended
Jan. 31, 2017 USD ($)
Ravenswood Aluminum Smelter [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Proceeds from sale of Ravenswood facility and assets	$ 15,000